Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash flow from operations:
Net income (loss)	$ (337)		$ (32)		$ 63		$ (66)		$ (149)
Income (loss) from discontinued operations	(17)		(2)		17		(23)		(73)
Income (loss) from continuing operations	(320)		(30)		46		(43)		(76)
Reconciliation of income (loss) from continuing operations to cash flow from (used in) operations:
Depreciation and amortization	135		144		286		313		351
Trade name impairment charge	339
Goodwill impairment charge									12
Deferred income tax provision (benefit)	(90)		(13)		(25)		(55)		(138)
Stock compensation expense	20		20		39		31		27
Amortization of deferred financing costs and debt discount	10		24		37		36		40
Loss on extinguishment of debt	61		5		6		82		3
Other noncash items			2		1		(1)		2
Changes in working capital:
Accounts receivable and other current assets	112		121		12		58		48
Accounts payable and accrued expenses	(153)		(112)		(13)		(111)		(103)
Deferred revenue	(28)		(25)		33		(23)		(2)
Cash flow from (used in) continuing operations	86		136		422		287		164
Cash flow from (used in) discontinued operations	34		170		324		(43)		514
Cash flow from (used in) operations	120	[1]	306	[2]	746	[3]	244		678	[4],[5]
Investment activities:
Cash paid for acquired businesses, net of cash acquired			(1)		(2)		(40)		(35)
Cash paid for property and equipment, and software	(58)	[6]	(46)		(111)		(97)		(97)
Other investing activities					1		1		(5)
Cash provided by (used in) continuing operations	(58)		(47)		(112)		(136)		(137)
Cash provided by (used in) discontinued operations	5		(54)		(146)		1,597		(189)
Cash provided by (used in) investment activities	(53)		(101)		(258)		1,461		(326)
Financing activities:
Cash received from borrowings, net of fees	(7)		2,173		2,171		1,715		(4)
Cash used to repay debt	(1,324)		(2,359)		(2,475)		(2,943)		(236)
Premium paid to retire debt							(48)
Dividends paid					(3)		(724)
Other financing activities	(16)		(15)		(18)		(36)		(15)
Cash provided by (used in) continuing operations	(1,347)		(201)		(325)		(2,036)		(255)
Cash provided by (used in) discontinued operations	887				(2)		(3)		2
Cash provided by (used in) financing activities	(460)		(201)		(327)		(2,039)		(253)
Effect of exchange rate changes on cash	1		(12)		(1)		7		(4)
Increase (decrease) in cash and cash equivalents	(392)		(8)		160		(327)		95
Beginning cash and cash equivalents	706	[7]	546	[7]	546	[7]	873		778
Ending cash and cash equivalents	314		538	[7]	706	[7]	546	[7]	873
Supplemental information:
Interest paid	166		183		363		444		496
Income taxes paid, net of refunds	23		52		86		482		37
Non-cash Financing activities:
Distribution of net assets of SpinCo	227
Receipt of SpinCo Notes in connection with the split-off	425
Exchange of SpinCo Notes for SunGard Notes	$ 389

[1]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their respective stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the six months ended June 30, 2014, the Parent Company allocated approximately $96 million of tax liabilities to its Guarantor Subsidiaries. During the first quarter of 2014, the Parent Company and the Guarantor Subsidiaries decided to effect a non-cash settlement of the accumulated income tax receivable and payable balances balances in the amount of approximately $1.5 billion. Therefore, these transactions are not reflected in the Condensed Consolidating Statement of Cash Flows presented above.
[2]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their respective stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the six months ended June 30, 2013, the Parent Company allocated approximately $106 million of tax liabilities to its Guarantor Subsidiaries.
[3]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the year ended December 31, 2013, the Parent Company allocated approximately $164 million of tax liabilities to its Guarantor Subsidiaries.
[4]	The Supplemental Condensed Consolidating Schedule of Cash Flows for the year ended December 31, 2011 has been revised to correct the presentation of taxes paid, the impact of foreign currency translation and the related intercompany transactions for the Parent Company, Guarantor Subsidiaries and Non-Guarantor Subsidiaries. While these revisions had no impact on the previously reported total cash flows of the Parent Company, Guarantor Subsidiaries or Non-Guarantor Subsidiaries, the corrections resulted in the following changes to previously reported amounts: For the Parent Company, cash flow from (used in) operations changed from $(516) million to $(510) million and cash provided by (used in) investment activities changed from $886 million to $880 million. For the Guarantor Subsidiaries, cash flow from (used in) operations changed from $888 million to $936 million and cash provided by (used in) investment activities changed from $(904) million to $(952) million. For the Non-Guarantor Subsidiaries, cash flow from (used in) operations changed from $306 million to $252 million and cash provided by (used in) investment activities changed from $(308) million to $(254) million. These revisions had no impact on the consolidated financial statements of the Company, the Supplemental Condensed Consolidating Balance Sheet, or the Supplemental Condensed Consolidating Schedule of Comprehensive Income.
[5]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the year ended December 31, 2011, the Parent Company allocated approximately $100 million of tax liabilities to its Guarantor Subsidiaries.
[6]	Includes amortization of capitalized software.
[7]	Includes cash of discontinued operations